Financial instruments - (Schedule of liquidity risk) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Cash	$ 249,794	$ 225,665	$ 270,989
Long-term debt, including embedded derivatives	(1,287,536)	(1,184,162)
Gold prepayment obligation	(55,901)	(71,208)	(140,008)
Wheaton refund liability	(6,653)	(6,383)
Finance lease liabilities	(90,335)	(61,019)	$ (78,002)
Carrying amount [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	249,794	225,665
Restricted cash	1,964	486
Trade and other receivables	176,214	87,638
Non-hedge derivative assets	1,416	577
Assets used to manage liquidity risk	429,388	314,366
Trade and other payables, including embedded derivative	(219,304)	(195,872)
Agreements with communities	(54,979)	(42,493)
Deferred Rosemont acquisition consideration	(9,713)	(18,876)
Senior unsecured notes	(1,190,586)
Senior secured revolving credit facilities	(96,950)
Long-term debt, including embedded derivatives		(1,188,132)
Gold prepayment obligation	(55,901)	(71,208)
Wheaton refund liability	(6,653)	(6,383)
Non-derivative financial liabilities	(1,634,086)	(1,522,964)
Non-hedge derivative contracts	(11,811)	(17,995)
Derivative financial liabilities	(11,811)	(17,995)
Contractual cash flows [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	249,794	225,665
Restricted cash	1,964	486
Trade and other receivables	176,214	87,638
Non-hedge derivative assets	1,416	577
Assets used to manage liquidity risk	429,388	314,366
Trade and other payables, including embedded derivative	(219,304)	(195,872)
Agreements with communities	(79,454)	(67,662)
Deferred Rosemont acquisition consideration	(10,000)	(20,000)
Senior unsecured notes	(1,469,625)
Senior secured revolving credit facilities	(120,737)
Long-term debt, including embedded derivatives		(1,541,669)
Gold prepayment obligation	(55,901)	(71,208)
Wheaton refund liability	(79,232)	(79,232)
Non-derivative financial liabilities	(2,034,253)	(1,975,643)
Non-hedge derivative contracts	(11,811)	(17,995)
Derivative financial liabilities	(11,811)	(17,995)
12 months or less [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	249,794	225,665
Restricted cash	1,964	486
Trade and other receivables	176,214	87,638
Non-hedge derivative assets	1,416	577
Assets used to manage liquidity risk	429,388	314,366
Trade and other payables, including embedded derivative	(219,304)	(195,872)
Agreements with communities	(20,428)	(8,421)
Deferred Rosemont acquisition consideration	(10,000)	(10,000)
Senior unsecured notes	(63,750)
Senior secured revolving credit facilities	(11,416)
Long-term debt, including embedded derivatives		(66,692)
Gold prepayment obligation	(55,901)	(71,208)
Wheaton refund liability	0	0
Non-derivative financial liabilities	(380,799)	(352,193)
Non-hedge derivative contracts	(11,811)	(17,995)
Derivative financial liabilities	(11,811)	(17,995)
13-36 months [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	0	0
Restricted cash	0	0
Trade and other receivables	0	0
Non-hedge derivative assets	0	0
Assets used to manage liquidity risk	0	0
Trade and other payables, including embedded derivative	0	0
Agreements with communities	(10,593)	(8,591)
Deferred Rosemont acquisition consideration	0	(10,000)
Senior unsecured notes	(714,000)
Senior secured revolving credit facilities	(109,321)
Long-term debt, including embedded derivatives		(132,852)
Gold prepayment obligation	0	0
Wheaton refund liability	0	0
Non-derivative financial liabilities	(833,914)	(151,443)
Non-hedge derivative contracts	0	0
Derivative financial liabilities	0	0
37-60 months [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	0	0
Restricted cash	0	0
Trade and other receivables	0	0
Non-hedge derivative assets	0	0
Assets used to manage liquidity risk	0	0
Trade and other payables, including embedded derivative	0	0
Agreements with communities	(8,084)	(7,688)
Deferred Rosemont acquisition consideration	0	0
Senior unsecured notes	(73,500)
Senior secured revolving credit facilities	0
Long-term debt, including embedded derivatives		(687,000)
Gold prepayment obligation	0	0
Wheaton refund liability	0	0
Non-derivative financial liabilities	(81,584)	(694,688)
Non-hedge derivative contracts	0	0
Derivative financial liabilities	0	0
More than 60 months [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	0	0
Restricted cash	0	0
Trade and other receivables	0	0
Non-hedge derivative assets	0	0
Assets used to manage liquidity risk	0	0
Trade and other payables, including embedded derivative	0	0
Agreements with communities	(40,349)	(42,962)
Deferred Rosemont acquisition consideration	0	0
Senior unsecured notes	(618,375)
Senior secured revolving credit facilities	0
Long-term debt, including embedded derivatives		(655,125)
Gold prepayment obligation	0	0
Wheaton refund liability	(79,232)	(79,232)
Non-derivative financial liabilities	(737,956)	(777,319)
Non-hedge derivative contracts	0	0
Derivative financial liabilities	$ 0	$ 0